Capital risk management - Financial instruments that are measured at fair value (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	$ (31,939)	$ (66,015)
Fair value through other comprehensive income financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	9	13
Interest rate caps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	527	565
Embedded options within listed bonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	8,180	1,540
Foreign exchange swaps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	(40,655)	(68,133)
Level 1 of fair value hierarchy [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	9	13
Level 1 of fair value hierarchy [member] | Fair value through other comprehensive income financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	9	13
Level 2 of fair value hierarchy [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	(31,948)	(66,028)
Level 2 of fair value hierarchy [member] | Interest rate caps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	527	565
Level 2 of fair value hierarchy [member] | Embedded options within listed bonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	8,180	1,540
Level 2 of fair value hierarchy [member] | Foreign exchange swaps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	$ (40,655)	$ (68,133)